Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,391,000.00
Previously Paid Amount	0.00
Total Fee Amount	37,617.20
Total Offset Amount	0.00
Net Fee	$ 37,617.20